UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21485

Cohen & Steers Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2011

Item 1. Schedule of Investments

“UTF-NQ inserts”

COHEN & STEERS INFRASTRUCTURE FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2011 (Unaudited)

	Number of Shares	Value
COMMON STOCK 120.2%
AUSTRALIA 10.7%
ENERGY—INTEGRATED OIL & GAS 1.6%
Origin Energy Ltd.(a),(b)	1,751,394	$22,410,931
INDUSTRIALS 8.5%
AIRPORT SERVICES 2.4%
MAp Group(a),(b)	11,214,268	34,724,406
HIGHWAYS & RAILTRACKS 6.1%
Transurban Group(a),(b)	16,906,379	87,898,911
TOTAL INDUSTRIALS		122,623,317
UTILITIES—ELECTRIC UTILITIES 0.6%
Spark Infrastructure Group, 144A(a),(c)	7,839,337	9,370,931
TOTAL AUSTRALIA		154,405,179
BRAZIL 2.2%
INDUSTRIALS—HIGHWAYS & RAILTRACKS
CCR SA(b)	1,209,677	31,492,455

CANADA 6.3%
ENERGY—OIL & GAS STORAGE & TRANSPORTATION
Enbridge(b),(d)	1,363,224	43,515,453
TransCanada Corp.(b)	1,169,000	47,456,112
		90,971,565
FRANCE 10.5%
CONSUMER DISCRETIONARY—CABLE & SATELLITE 1.8%
Eutelsat Communications(a),(b)	649,500	26,091,742
INDUSTRIALS—CONSTRUCTION & ENGINEERING 3.6%
Vinci SA(a),(b)	1,215,807	52,148,307

	Number of Shares	Value
UTILITIES—MULTI UTILITIES 5.1%
GDF Suez(a),(b)	1,979,944	$58,827,434
Suez Environnement SA(a),(b)	1,005,300	13,990,774
		72,818,208
TOTAL FRANCE		151,058,257
GERMANY 4.9%
INDUSTRIALS—AIRPORT SERVICES 1.7%
Fraport AG(a)	407,600	24,000,872
UTILITIES—ELECTRIC UTILITIES 3.2%
E.ON AG(a),(b)	2,146,700	46,574,893
TOTAL GERMANY		70,575,765
HONG KONG 4.3%
UTILITIES
ELECTRIC UTILITIES 3.7%
Cheung Kong Infrastructure Holdings Ltd.(a)	500	2,919
CLP Holdings Ltd.(a),(b)	2,517,500	22,632,459
Power Assets Holdings Ltd.(a),(b)	4,044,800	31,127,394
		53,762,772
WATER UTILITIES 0.6%
China Water Affairs Group Ltd.(a)	10,632,000	3,006,918
Guangdong Investment Ltd.(a)	7,527,900	4,659,521
		7,666,439
TOTAL HONG KONG		61,429,211
ITALY 8.3%
INDUSTRIALS—HIGHWAYS & RAILTRACKS 2.2%
Atlantia S.p.A.(a),(b),(d)	2,190,943	31,502,411
UTILITIES 6.1%
ELECTRIC UTILITIES 3.4%
Enel S.p.A.(a),(b)	3,186,960	14,067,912
Terna Rete Elettrica Nazionale S.p.A.(a),(b)	9,392,800	34,830,882
		48,898,794

	Number of Shares	Value
GAS UTILITIES 2.7%
Snam Rete Gas S.p.A.(a),(b)	8,355,900	$38,575,947
TOTAL UTILITIES		87,474,741
TOTAL ITALY		118,977,152
JAPAN 4.4%
INDUSTRIALS—RAILROADS
East Japan Railway Co.(a),(b)	1,055,300	63,979,261
LUXEMBOURG 4.2%
CONSUMER DISCRETIONARY—CABLE & SATELLITE
SES SA(a),(b),(d)	2,461,700	59,906,354
NETHERLANDS 1.3%
INDUSTRIALS—MARINE PORTS & SERVICES
Koninklijke Vopak NV(a),(b)	400,940	19,162,723
NEW ZEALAND 0.6%
INDUSTRIALS—AIRPORT SERVICES
Auckland International Airport Ltd.(a),(b)	5,293,013	9,200,286
SOUTH KOREA 0.0%
UTILITIES—GAS UTILITIES
Korea Gas Corp.(a)	8	208
SPAIN 1.6%
INDUSTRIALS—HIGHWAYS & RAILTRACKS
Abertis Infraestructuras S.A.(a),(b)	1,531,400	23,551,407
UNITED KINGDOM 5.6%
UTILITIES
MULTI UTILITIES 3.8%
National Grid PLC(a),(b)	5,545,969	54,971,687
WATER UTILITIES 1.8%
United Utilities Group PLC(a),(b)	2,716,423	26,294,162
TOTAL UNITED KINGDOM		81,265,849

	Number of Shares	Value
UNITED STATES 55.3%
ENERGY—OIL & GAS STORAGE & TRANSPORTATION 13.0%
Buckeye Partners LP(b),(e)	211,440	$13,217,114
Enbridge Energy Partners LP(b),(e)	264,636	7,269,551
Enterprise Products Partners LP(b),(e)	834,100	33,489,115
Golar LNG Partners LP (Marshall Islands)	363,176	9,286,410
Kinder Morgan Energy Partners LP(b),(e)	330,692	22,612,719
MarkWest Energy Partners LP(b),(e)	1,145,943	52,656,081
Oiltanking Partners LP(b),(f)	479,040	11,444,266
Tesoro Logistics LP(b)	359,368	8,552,958
Williams Cos. (The)(b),(e)	1,182,691	28,786,699
		187,314,913
TELECOMMUNICATION SERVICES 14.0%
INTEGRATED TELECOMMUNICATIONS SERVICES 2.1%
AT&T(b),(e)	542,100	15,460,692
Verizon Communications(b),(e)	406,300	14,951,840
		30,412,532
WIRELESS TELECOMMUNICATION SERVICES 11.9%
American Tower Corp.(b),(e),(f)	2,101,100	113,039,180
Crown Castle International Corp.(b),(e),(f)	1,438,900	58,520,063
		171,559,243
TOTAL TELECOMMUNICATION SERVICES		201,971,775

	Number of Shares	Value
UTILITIES 28.3%
ELECTRIC UTILITIES 17.4%
American Electric Power Co.(b),(e)	913,400	$34,727,468
Edison International(b),(e)	461,000	17,633,250
Exelon Corp.(b),(e),(g)	833,434	35,512,623
FirstEnergy Corp.(b),(e)	416,200	18,691,542
ITC Holdings Corp.(b),(e)	174,290	13,495,275
NextEra Energy(b),(e)	697,000	37,651,940
PPL Corp.(b),(e)	1,097,728	31,329,157
Southern Co.(b),(e)	1,458,709	61,805,500
		250,846,755
GAS UTILITIES 0.9%
Questar Corp.(b),(e)	673,385	11,925,649
MULTI UTILITIES 8.8%
CenterPoint Energy(b),(e)	1,042,346	20,450,829
PG&E Corp.(b),(e)	781,607	33,069,792
Public Service Enterprise Group(b),(e)	857,600	28,618,112
Sempra Energy(b),(e)	400,500	20,625,750
Wisconsin Energy Corp.(b),(e)	341,339	10,680,497
Xcel Energy	530,100	13,088,169
		126,533,149
WATER UTILITIES 1.2%
American Water Works Co.(b),(e)	585,440	17,668,579
TOTAL UTILITIES		406,974,132
TOTAL UNITED STATES		796,260,820
TOTAL COMMON STOCK (Identified cost—$1,663,980,346)		1,732,236,492

	Number of Shares	Value
PREFERRED SECURITIES—$25 PAR VALUE 14.0%
BERMUDA 1.3%
INSURANCE—REINSURANCE
Arch Capital Group Ltd., 8.00%, Series A(b)	193,000	$4,873,250
Aspen Insurance Holdings Ltd., 7.401%, Series A(b)	72,256	1,763,046
Axis Capital Holdings Ltd., 7.50%, Series B ($100 Par Value)(b)	40,000	3,783,752
Endurance Specialty Holdings Ltd., 7.50%, Series B	118,000	2,903,980
Montpelier Re Holdings Ltd., 8.875%	180,000	4,618,800
		17,942,828
GERMANY 0.5%
INSURANCE—MULTI-LINE
Allianz SE, 8.375%(b)	260,795	6,780,670
NETHERLANDS 1.3%
INSURANCE
LIFE/HEALTH INSURANCE 0.5%
Aegon NV, 6.50%(b)	224,932	4,370,429
Aegon NV, 6.875%	180,000	3,659,400
		8,029,829
MULTI-LINE 0.8%
ING Groep N.V., 7.05%(b)	86,012	1,612,725
ING Groep N.V., 7.375%(b)	500,314	9,566,004
		11,178,729
TOTAL NETHERLANDS		19,208,558
UNITED KINGDOM 0.6%
BANK
National Westminster Bank PLC, 7.76%, Series C(b)	504,318	9,022,249

	Number of Shares	Value
UNITED STATES 10.3%
BANK 2.8%
Ally Financial, 7.25%, due 2/7/33(b)	139,261	$2,790,791
Ally Financial, 7.30%, due 3/9/31(b),(e)	137,582	2,766,774
Ally Financial, 7.35%, due 8/8/32	173,716	3,554,229
Ally Financial, 8.50%, due 5/15/16, Series A(b)	5,987	104,473
Citigroup Capital VII, 7.125%, due 7/31/31, (TruPS)(b)	450,000	10,800,000
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)(b)	249,797	5,875,226
CoBank ACB, 7.00%, 144A ($50 Par Value)(c),(h)	100,000	4,225,000
Deutsche Bank Contingent Capital Trust III, 7.60%(b)	329,500	7,835,510
Wachovia Corp., 7.25%, Series A	100,000	2,575,000
		40,527,003
ELECTRIC—INTEGRATED 0.7%
NextEra Energy, 8.375%, due 6/1/12, ($50 Par Value)(b)	100,000	4,950,000
Southern California Edison Co., Series D ($100 Par Value)	50,000	5,063,750
		10,013,750
FINANCE—MORTGAGE LOAN/BROKER 0.7%
Countrywide Capital IV, 6.75%, due 4/1/33(b)	401,344	7,701,791
Countrywide Capital V, 7.00%, due 11/1/36(b)	160,000	3,072,000
		10,773,791
INTEGRATED TELECOMMUNICATIONS SERVICES 1.9%
Qwest Corp., 7.375%, due 6/1/51(b)	500,000	12,545,000
Qwest Corp., 7.50%, due 9/15/51	137,500	3,421,000
Telephone & Data Systems, 6.875%, due 11/15/59(b)	189,725	4,828,501
United States Cellular Corp., 6.95%, due 5/15/60(b)	240,000	6,139,200
		26,933,701
REAL ESTATE 3.0%
DIVERSIFIED 0.4%
Forest City Enterprises, 7.375%, due 2/1/34, Class A(b)	259,975	5,589,463
HEALTH CARE 0.4%
Health Care REIT, 7.625%, Series F(b)	210,000	5,361,300

	Number of Shares	Value
OFFICE 0.7%
SL Green Realty Corp., 7.625%, Series C(b)	337,218	$8,295,563
SL Green Realty Corp., 7.875%, Series D(b)	111,983	2,808,533
		11,104,096
RESIDENTIAL—APARTMENT 0.7%
Alexandria Real Estate Equities, 8.375%, Series C(b),(e)	253,283	6,484,045
Apartment Investment & Management Co., 8.00%, Series T(b)	138,400	3,498,752
		9,982,797
SHOPPING CENTER 0.8%
COMMUNITY CENTER 0.4%
DDR Corp., 7.50%, Series I(b)	233,439	5,548,845
REGIONAL MALL 0.4%
CBL & Associates Properties, 7.75%, Series C(b)	236,641	5,724,346
TOTAL SHOPPING CENTER		11,273,191
TOTAL REAL ESTATE		43,310,847
TRANSPORT—MARINE 1.2%
Seaspan Corp., 9.50%, due 1/29/49, Series C	630,000	16,833,600
TOTAL UNITED STATES		148,392,692
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$202,077,676)		201,346,997
PREFERRED SECURITIES—CAPITAL SECURITIES 17.2%
AUSTRALIA 0.7%
OIL & GAS EXPLORATION & PRODUCTION
Origin Energy Finance Ltd., 7.875%, due 6/16/71, (EUR)(a)	9,000,000	10,765,399
BERMUDA 0.5%
INSURANCE—REINSURANCE
Catlin Insurance Co., 7.249%, due 12/31/49, 144A(b),(c)	8,000,000	6,940,000

	Number of Shares	Value
UNITED KINGDOM 4.1%
BANK 3.3%
Abbey National Capital Trust I, 8.963%, due 12/29/49(b)	8,904,000	$8,656,041
Barclays Bank PLC, 6.278%, due 12/31/49(b)	10,940,000	7,333,224
Barclays Bank PLC, 6.860%, due 9/29/49, 144A (FRN)(c)	3,396,000	2,479,080
Claudius Ltd., 7.875%, due 12/12/49	5,500,000	5,335,000
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(b),(c),(e)	9,750,000	11,943,750
LBG Capital No.1 PLC, 8.00%, due 12/29/49, 144A(c)	9,290,000	6,270,750
Santander UK PLC, 7.95%, due 10/26/29(b)	5,500,000	4,977,429
		46,995,274
INSURANCE 0.6%
LIFE/HEALTH INSURANCE 0.3%
Prudential PLC, 7.750%, due 6/23/16	5,000,000	4,612,500
MULTI-LINE 0.3%
Old Mutual Capital Funding PLC, 8.00%, due 5/29/49(d)	3,500,000	3,263,750
TOTAL INSURANCE		7,876,250
FINANCE—INVESTMENT ADVISORY SERVICES 0.2%
Old Mutual PLC, 8.00%, due 6/3/21	2,500,000	3,502,804
TOTAL UNITED KINGDOM		58,374,328
UNITED STATES 11.9%
BANK 3.3%
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B(h)	2,400,000	2,497,975
Citigroup Capital III, 7.625%, due 12/1/36(b)	5,000,000	4,933,205
Farm Credit Bank of Texas, 10.00%, due 12/15/20, ($1000 Par Value) Series I(b)	7,000	8,100,313
JP Morgan Chase & Co., 7.90%, due 4/29/49, Series I (FRN)(b)	8,070,000	8,339,336
PNC Financial Services Group, 6.75%, due 7/29/49, (FRN)(b),(e)	11,000,000	10,572,474
Sovereign Capital Trust VI, 7.908%, due 6/13/36(b)	2,515,000	2,521,288
Wells Fargo & Co., 7.98%, due 3/29/49, Series K (FRN)(b)	10,250,000	10,608,750
		47,573,341
FINANCE—CREDIT CARD 0.1%
Capital One Capital VI, 8.875%, due 5/15/40	2,000,000	2,039,464

	Number of Shares	Value
FOOD 0.4%
Dairy Farmers of America, 7.875%, 144A(c),(h)	60,000	$5,428,128
INSURANCE 3.2%
LIFE/HEALTH INSURANCE 0.3%
Lincoln National Corp., 7.00%, due 5/17/66(b)	4,500,000	3,915,000
MULTI-LINE 1.2%
MetLife Capital Trust IV, 7.875%, due 12/15/37, 144A(b),(c)	7,900,000	7,821,000
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(b),(c)	8,500,000	9,605,000
		17,426,000
PROPERTY CASUALTY 1.7%
ACE Capital Trust II, 9.70%, due 4/1/30(b)	7,070,000	9,042,276
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(b),(c)	6,250,000	5,531,250
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(b),(c)	8,000,000	9,600,000
		24,173,526
TOTAL INSURANCE		45,514,526
INTEGRATED TELECOMMUNICATIONS SERVICES 1.4%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(b),(c)	16,889	19,554,295
PIPELINES 2.1%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(b)	15,000,000	15,506,025
Enterprise Products Operating LP, 8.375%, due 8/1/66(b)	14,930,000	15,486,441
		30,992,466
UTILITIES—MULTI UTILITIES 1.4%
Dominion Resources, 7.50%, due 6/30/66, Series A(b)	10,479,000	10,817,157
PPL Capital Funding, 6.70%, due 3/30/67, Series A(b)	10,282,000	9,830,322
		20,647,479
TOTAL UNITED STATES		171,749,699
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$243,606,821)		247,829,426

	Principal Amount	Value
CORPORATE BONDS 2.0%
UNITED STATES
INSURANCE—PROPERTY CASUALTY 0.4%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(b),(c)	$6,850,000	$6,493,170
INTEGRATED TELECOMMUNICATIONS SERVICES 1.6%
Citizens Communications Co., 9.00%, due 8/15/31(b)	17,450,000	14,963,375
Embarq Corp., 7.995%, due 6/1/36(b)	8,076,000	7,597,214
		22,560,589
TOTAL UNITED STATES		29,053,759
TOTAL CORPORATE BONDS (Identified cost—$32,462,119)		29,053,759

		Number of Shares
SHORT-TERM INVESTMENTS 5.8%
MONEY MARKET FUNDS
BlackRock Liquidity Funds: FedFund, 0.01%(i)		41,800,193	41,800,193
Federated Government Obligations Fund, 0.01%(i)		41,800,194	41,800,194
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$83,600,387)			83,600,387

TOTAL INVESTMENTS (Identified cost—$2,225,727,349)	159.2%		2,294,067,061

WRITTEN CALL OPTIONS	0.0		(42,213)

		Value
LIABILITIES IN EXCESS OF OTHER ASSETS	(59.2)	$(853,313,072)

NET ASSETS (Equivalent to $16.76 per share based on 85,968,253 shares of common stock outstanding)	100.0%	$1,440,711,776

Number of Contracts
WRITTEN CALL OPTION
AUSTRALIA 0.0%
Spark Infrastructure Group, Strike Price 1.354, 10/27/11 (Premiums Received - $124,848)	5,816,208	$(42,213)

Glossary of Portfolio Abbreviations
EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
REIT	Real Estate Investment Trust
TruPS	Trust Preferred Securities

Note: Percentages indicated are based on the net assets of the Fund.
(a)

Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent 57.2% of the net assets of the Fund, of which 56.5% have been fair valued pursuant to foreign security fair value pricing procedures approved by the Board of Directors.

(b)	A portion of the security is pledged in connection with the revolving credit agreement: $1,715,241,374 has been pledged as collateral.
(c)	Resale is restricted to qualified institutional investors. Aggregate holdings equal 7.3% of net assets of the Fund, of which 0.7% are illiquid.
(d)	A portion of the security is segregated as collateral for interest rate swap transactions: $31,991,970 has been segregated as collateral.

(e)	A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement in the aggregate amount of $697,774,709.
(f)	Non-income producing security.
(g)	A portion of the security is segregated as collateral for written option contracts: $426,100 has been segregated as collateral.
(h)	Illiquid security. Aggregate holdings equal 0.8% of net assets of the Fund.
(i)	Rate quoted represents the seven day yield of the fund.

Sector Breakdown (Based on Managed Assets)

Sector	Value	Percentage
Utilities (Common)	765,908,173	33.4%
Industrials (Common)	377,661,039	16.5%
Energy (Common)	300,697,409	13.1%
Telecommunication Services (Common)	201,971,775	8.8%
Miscellaneous	183,361,487	8.0%
Bank (Preferred)	144,117,867	6.3%
Insurance (Preferred)	104,262,832	4.6%
Consumer Discretionary (Common)	85,998,096	3.8%
Integrated Telecommunications Services (Preferred)	46,487,996	2.0%
Other	80,245,102	3.5%
Total	2,290,711,776	100.0%

Interest rate swaps outstanding at September 30, 2011 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(resets monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation
Merrill Lynch Derivative Products Ag(b)	$35,000,000	3.510%	0.232%	December 22, 2012	$(1,370,592)
Merrill Lynch Derivative Products Ag(b)	$70,000,000	3.600%	0.239%	January 29, 2014	(5,049,354)
Royal Bank of Canada	$35,000,000	3.525%	0.230%	October 17, 2012	(1,189,142)
Royal Bank of Canada	$40,000,000	3.498%	0.232%	November 22, 2012	(1,455,069)
Royal Bank of Canada	$72,000,000	3.615%	0.239%	March 29, 2014	(5,534,980)
Royal Bank of Canada	$40,000,000	3.634%	0.239%	March 31, 2014	(3,090,332)
Royal Bank of Canada	$100,000,000	1.865%	0.226%	June 13, 2015	(3,931,370)
Royal Bank of Canada	$120,000,000	2.474%	0.225%	February 10, 2016	(7,832,699)
UBS AG	$35,000,000	2.905%	0.235%	May 25, 2012	(590,055)
UBS AG	$60,000,000	3.639%	0.230%	April 17, 2013	(3,052,672)
					$(33,096,265)

(a)	Based on LIBOR (London Interbank Offered Rate). Represents rates in effect at September 30, 2011.
(b)	Cash in the amount of $6,701,000 has been pledged as collateral.

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day or, if no asked price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges.  In the absence of a last sale, options are valued at the average of the quoted bid and asked prices as of the close of business. Over-the-counter options quotations are provided by the respective counterparty when such prices are believed by Cohen & Steers Capital Management, Inc. (the investment manager), pursuant to delegation by the Board of Directors, to reflect the fair market value.

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the investment manager to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price or a counterparty valuation does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value. Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

When foreign fair value pricing procedures are utilized, securities are categorized as Level 2. The utilization of these procedures results in transfers between Level 1 and Level 2. 56.5% of net assets of the Fund were fair valued pursuant to foreign fair value pricing procedures approved by the Board of Directors. The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Market for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock - Brazil	$31,492,455	$31,492,455	$—	$—
Common Stock - Canada	90,971,565	90,971,565	—	—
Common Stock - United States	796,260,820	796,260,820	—	—
Common Stock - Other Countries	813,511,652	—	813,511,652	—
Preferred Securities - $25 Par Value - Bermuda	17,942,828	14,159,076	3,783,752	—
Preferred Securities - $25 Par Value - Germany	6,780,670	—	6,780,670	—
Preferred Securities - $25 Par Value - United States	148,392,692	144,167,692	—	4,225,000
Preferred Securities - $25 Par Value - Other Countries	28,230,807	28,230,807	—	—
Preferred Securities - Capital Securities - Australia	10,765,399	—	—	10,765,399
Preferred Securities - Capital Securities - United States	171,749,699	—	166,321,571	5,428,128
Preferred Securities - Capital Securities - Other Countries	65,314,328	—	65,314,328	—
Corporate Bonds	29,053,759	—	29,053,759	—
Money Market Funds	83,600,387	—	83,600,387	—
Total Investments	$2,294,067,061	$1,105,282,415	$1,168,366,119	$20,418,527
Other Financial Instruments*	$(33,138,478)	$—	$(33,138,478)	$—

* Other financial instruments are interest rate swap contracts and written option contracts.

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Total Investments in Securities	Common Stock - United States	Preferred Securities - $25 Par Value - United States	Preferred Securities- Capital Securities- Australia	Preferred Securities- Capital Securities- United States
Balance as of December 31, 2010	$7,921,000	$2,566,000	$—	$—	$5,355,000
Amortization premium	9	—	—	9	—
Realized loss	(73,576)	(73,576)	—	—	—
Change in unrealized appreciation (depreciation)	(2,727,545)	—	(511,075)	(2,289,598)	73,128
Purchases	17,791,063	—	4,736,075	13,054,988	—
Sales	(2,492,424)	(2,492,424)	—	—	—
Balance as of September 30, 2011	$20,418,527	$—	$4,225,000	$10,765,399	$5,428,128

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 preferred securities have been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Note 2. Derivative Instruments: The following is a summary of the market valuations of the Fund’s derivative instruments as of September 30, 2011:

Equity contracts	$(42,213)
Interest rate contracts	(33,096,265)
$(33,138,478)

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Options:  The Fund may write put or call options on an index and put and covered call options on a security with the intention of earning option premiums. Option premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premiums received. Premiums received from writing options which are exercised or closed, are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss.  If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the call premium is added to the proceeds of the security sold to determine its gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract.

Transactions in options written during the nine months ended September 30, 2011, were as follows:

	Number of Contracts	Premium
Options outstanding at December 31, 2010	—	$—
Options written	14,438,208	845,825
Options exercised	(4,272,000)	(388,212)
Options terminated in closing transactions	(4,350,000)	(332,765)
Options outstanding at September 30, 2011	5,816,208	$124,848

Interest Rate Swaps: The Fund uses interest rate swaps in connection with borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of interest owed pursuant to the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment obligation on the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap

Cohen & Steers Infrastructure Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Note 3. Income Tax Information

As of September 30, 2011, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$2,225,727,349
Gross unrealized appreciation	$196,588,295
Gross unrealized depreciation	(128,248,583)
Net unrealized appreciation	$68,339,712

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INFRASTRUCTURE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 29, 2011